Key management compensation - Disclosure of detailed information about remuneration of directors and key management personnel (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Key Management Compensation [Abstract]
Short-term benefits	$ 491,012	$ 387,822
Option-based awards	1,367,502	372,223
Total key management compensation	$ 1,858,514	$ 760,045